Total
AlphaCentric Income Opportunities Fund
FUND SUMMARY: ALPHACENTRIC INCOME OPPORTUNITIES Fund
Investment Objective:
The Fund’s objective is current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Income Opportunities Fund	AlphaCentric Income Opportunities Fund Class A	AlphaCentric Income Opportunities Fund Class C	AlphaCentric Income Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Income Opportunities Fund		AlphaCentric Income Opportunities Fund Class A	AlphaCentric Income Opportunities Fund Class C	AlphaCentric Income Opportunities Fund Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.96%	2.71%	1.71%
Fee Waiver and/or Expense Reimbursement2	[1]	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.74%	2.49%	1.49%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2022. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, July 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that
Expense Example - AlphaCentric Income Opportunities Fund - USD ($)	1	3	5	10
AlphaCentric Income Opportunities Fund Class A	643	1,041	1,463	2,635
AlphaCentric Income Opportunities Fund Class C	252	821	1,415	3,025
AlphaCentric Income Opportunities Fund Class I	152	517	908	2,001

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended March 31, 2021 was 3% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by primarily investing in asset-backed fixed income securities, such as securities backed by credit card receivables, automobiles, aircraft, student loans, equipment leases, and agency and non-agency residential and commercial mortgages. Asset-backed securities in which the Fund may invest also include collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and privately-offered collateralized loans. The allocation of the Fund’s investments in these various asset classes depends on the view of the Fund’s investment sub-advisor, Garrison Point Capital, LLC (“Sub-Advisor”), as to which asset classes offer the best risk-adjusted values in the marketplace at a given time. However, the Fund expects to focus its investments in non-agency residential mortgage backed securities. Under normal circumstances, the Fund invests over 25% of its assets in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities. The Fund may be 100% invested in debt securities.

The Fund may also invest in corporate debt securities; U.S. Treasury and agency securities; structured notes, real estate investment trusts (“REITs”), preferred stock, repurchase and reverse repurchase agreements; investment companies that invest in fixed income securities (including affiliated and unaffiliated funds); and over-the-counter and exchange-traded derivative instruments. The Fund uses derivatives for hedging purposes. The Fund may hedge against rising interest rates through interest rate swaps, interest rate-linked futures and options. The Fund may hedge against rising default rates through credit default swaps, total return swaps linked to an asset or asset class that is representative of the default risks faced by the Fund, and credit spread options. The Fund may also use one or more of these derivatives as a substitute for a security or asset class, in what is commonly known as a substitution hedge. In addition, the Fund may take short positions in exchange-traded funds (“ETFs”) including inverse and leveraged ETFs to hedge interest rate and general market risks as well as to capitalize on an expected decline in security prices.

The Fund may invest in securities of any maturity or duration. The Fund does not limit its investments to a particular credit quality and may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Investor

Services or equivalently by another nationally recognized statistical rating organization as well as non-rated securities. The Fund may hold up to 15% of its net assets in illiquid securities.

In selecting securities for investment, the Sub-Advisor favors investments it believes are undervalued and have the potential to produce consistent returns in most interest rate environments. The Sub-Advisor selects those securities for investment that it believes offer the best risk/return opportunity based on its analyses of a variety of factors including collateral quality, duration, structure, excess interest, credit support, potential for greater upside and less downside capture, liquidity, and market conditions. The Sub-Advisor attempts to diversify geographically and, with respect to asset backed securities, among the servicing institutions. The Fund intends to hold the securities in its portfolio until maturity but may sell the securities held in its portfolio when the opportunity to capture outsized returns exists, or when necessitated by asset flows into or out of the Fund.

The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – AlphaCentric Income Opportunities Fund – Distribution Policy and Goals” section in this Prospectus.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable, and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Funds Risk. Because the Fund may invest in other investment companies such as ETFs, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Affiliated Investment Company Risk. A Fund may invest in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating a Fund’s assets among the Affiliated Funds. The Advisor will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Affiliated Funds.

Asset-Backed and Mortgage Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. Subordinate security classes (tranches) are highly sensitive to default and recovery rates on the underlying pool of assets because the more senior classes are generally entitled to receive payment before the subordinate classes. The liquidity of these assets may decrease over time.

CDOs and CLOs Risk. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Concentration Risk. Concentration risk results from maintaining exposure to the performance of the residential and commercial mortgages held in the mortgage-backed securities in which the Fund will invest. The risk of concentrating in these types of investments is that the Fund will be susceptible to the risks associated with mortgage-backed securities as discussed above.

Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Credit Risk. Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund, particularly with respect to the non-agency residential mortgage backed securities in which the Fund invests.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk. Hedging is a strategy in which the Fund uses securities or derivatives to reduce the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Industry Concentration Risk. A fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory,

political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The global impact of the coronavirus on the economic and financial markets have caused severe market dislocations and liquidity constraints in fixed income markets including many of the securities the Fund holds. To satisfy shareholder redemptions, it is more likely the Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the Fund’s options-based hedging strategy. This strategy involves the sale and purchase of call and put options on ETFs, indices, interest rates and volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Additionally, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. As a seller (writer) of a put option, the Fund will lose money if the value of the underlying reference instrument falls below the strike price. As a seller (writer) of a call option, the Fund will lose money if the value of the underlying reference instrument rises above the strike price. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk, and sub-strategy risk.

Over-the-Counter (“OTC”) Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Prepayment and Extension Risk. Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected. Both prepayment and extension risks may impact the Fund’s profits and/or require it to pay higher yields than were expected.

Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Repurchase and Reverse Repurchase Agreements Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, and involve the risk that (i) the other party may fail to return the securities in a timely manner, or at all, and (ii) the market value of assets that are required to be repurchased decline below the purchase price of the asset that has to be sold, resulting in losses to the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Structured Note Risk. Structured notes are subject to credit risk, default risk, adverse changes in the index or reference asset to which payments are linked, and may involve leverage risk.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities are not usually backed by the full faith and credit of the U.S. government.

Volatility Risk. Using derivatives that can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Performance:

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception. Although Class C and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares are different from Class A shares because Class C and Class I shares have different expenses than Class A shares. The accompanying table shows how the Fund’s average annual returns compare over time with those of a broad-based market index. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-844-ACFUNDS (844-223-8637).

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 20.92% (quarter ended June 30, 2020), and the lowest return for a quarter was (36.22)% (quarter ended March 31, 2020). The Fund’s Class Shares A year-to-date return for the period ended June 30, 2021 was 8.00%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric Income Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
AlphaCentric Income Opportunities Fund Class A	Return Before Taxes	(15.10%)	4.22%	5.63%	May 28, 2015
AlphaCentric Income Opportunities Fund Class A | After Taxes on Distributions		(16.51%)	2.28%	3.70%
AlphaCentric Income Opportunities Fund Class A | After Taxes on Distributions and Sales		(9.02%)	2.40%	3.51%
AlphaCentric Income Opportunities Fund Class C	Return Before Taxes	(11.48%)	4.47%	5.78%	May 28, 2015
AlphaCentric Income Opportunities Fund Class I	Return Before Taxes	(10.58%)	5.53%	6.84%	May 28, 2015
Bloomberg Barclays US Agg Bond Index (reflects no deduction for fees, expenses or taxes)		7.51%	4.44%	3.90%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

AlphaCentric LifeSci Healthcare Fund
FUND SUMMARY: AlphaCentric LIFESCI HEALTHCARE Fund
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric LifeSci Healthcare Fund	AlphaCentric LifeSci Healthcare Fund Class A	AlphaCentric LifeSci Healthcare Fund Class C	AlphaCentric LifeSci Healthcare Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric LifeSci Healthcare Fund		AlphaCentric LifeSci Healthcare Fund Class A	AlphaCentric LifeSci Healthcare Fund Class C	AlphaCentric LifeSci Healthcare Fund Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.27%	1.27%	1.27%
Total Annual Fund Operating Expenses		2.77%	3.52%	2.52%
Fee Waiver and/or Expense Reimbursement2	[1]	(1.12%)	(1.12%)	(1.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	2.40%	1.40%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.65%, 2.40% and 1.40% of the Class A Shares Class, C Shares and Class I Shares, respectively, through July 31, 2022. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of either: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its
Expense Example - AlphaCentric LifeSci Healthcare Fund - USD ($)	1	3	5	10
AlphaCentric LifeSci Healthcare Fund Class A	733	1,285	1,861	3,419
AlphaCentric LifeSci Healthcare Fund Class C	243	976	1,731	3,718
AlphaCentric LifeSci Healthcare Fund Class I	143	678	1,240	2,771

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended March 31, 2021 was 141% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in the life sciences and healthcare related companies that the Fund’s investment sub-advisor, LifeSci Fund Management LLC (the “Sub-Advisor”) believes to have potential to appreciate in value. Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of companies in the life sciences and healthcare sectors, which the Fund defines to be the category of companies related to producing or supplying facilities, supplies, technology, pharmaceuticals, equipment, devices or services for the preservation and care of a person’s health. The Fund invests in the equity securities, primarily common stock, of these companies and may also invest, from time to time, in exchange traded funds (“ETFs”) that primarily invest in these companies. The Fund defines life sciences and healthcare companies to include those companies that are expected to derive 50% or more of their revenue from life sciences and healthcare related products and services. These companies may include development stage companies, which are entities devoting substantially all of their efforts establishing a business for which commercial operations have not commenced or no significant revenue is being generated.

The Fund may invest up to 15% of the Fund’s net assets in private and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid such as initial public offerings, mezzanine financing offerings and other structured transactions. The Fund may invest in securities of companies of any market capitalization and in foreign companies either directly or through American Depositary Receipts (“ADRs”).

The Fund concentrates its investments (i.e., invests more than 25% of its assets) in the biotech and pharmaceutical; health care facilities and services; and medical equipment and devices industries, collectively. Each of these industries are commonly categorized within the healthcare sector because they share similar distribution channels and regulatory constraints.

For hedging purposes or when the Sub-Advisor anticipates significant price changes due to company or market moving events, the Fund may also invest in inverse ETFs and purchase and sell call and put options on equity securities of life sciences and healthcare companies.

The Sub-Advisor begins the investment selection process by systematically screening the universe of life sciences and healthcare companies using fundamental scientific and medical literature review and input from leading scientific and medical experts to identify highly innovative thematic areas of interest. Financial analysis, market projections and corporate diligence are then performed to select the Fund’s investments.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

ETF Risk. The ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Sub-Advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk. A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign Investment Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Advisor or Sub-Advisor believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Healthcare Sector Risk. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Hedging Risk. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other fund holdings. There can be no assurance that a fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the biotech and pharmaceutical; health care facilities and services; and medical equipment and devices industries, collectively.

o	Biotech and Pharmaceutical Industry Risk. The profitability of these companies is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant and may not be successful. Many pharmaceutical companies face intense competition from new products and less costly generic products, which may make it difficult to raise the prices of their products and may result in price discounting. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The profitability of these companies may be dependent on a relatively limited number of products. Additionally, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

o	Healthcare Facilities and Services Industry Risk. The Fund is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

o	Medical Equipment and Devices Industry Risk. Many companies in the medical equipment and devices industry are affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors.

Inverse ETF Risk. Because of mathematical compounding, and because inverse ETFs have a single day investment objective to track the performance of a multiple of an index, the performance of an inverse ETF for periods greater than a single day is likely to be greater than or less than the actual multiple of the index even before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary significantly from the stated multiple of the index particularly during periods of higher index volatility.

IPO Risk. The Fund invests in IPOs at the time of the initial offering and in post-IPO trading. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Fund. The price of stocks included in the Fund may not continue to appreciate. In addition, IPOs share similar liquidity risks as private equity and venture capital. Such liquidity risks exist when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Life Science Sector Risk. Companies in the life science sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results.

Market Price Variance Risk. The Fund bears the risk that the market price that it pays for an inverse ETF will not be equal to the ETF’s true value.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Stock Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Structured Note Risk. The Fund may seek investment exposure to sectors through structured notes that may be exchange traded or may trade in the over the counter market. These notes are typically issued by banks or brokerage firms and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or events that affect the industry. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. Structured notes may also be subject to counterparty risk. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

Turnover Risk. Increased portfolio turnover causes the Fund to incur higher transactional and brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception. Although Class C and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares are different from Class A shares because Class C and Class I shares have different expenses than Class A shares. The accompanying table shows how the Fund’s average annual returns compare over time with those of a broad-based market index and supplemental indexes. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-844-ACFUNDS (844-223-8637).

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 27.49% (quarter ended December 31, 2020), and the lowest return for a quarter was (5.73)% (quarter ended March 31, 2020). The Fund’s Class Shares A year-to-date return for the period ended June 30, 2021 was 5.49%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric LifeSci Healthcare Fund	Label	1 Year	Since Inception	Inception Date
AlphaCentric LifeSci Healthcare Fund Class A	Return Before Taxes	45.52%	42.90%	Nov. 29, 2019
AlphaCentric LifeSci Healthcare Fund Class A | After Taxes on Distributions		44.20%	41.70%
AlphaCentric LifeSci Healthcare Fund Class A | After Taxes on Distributions and Sales		26.96%	32.31%
AlphaCentric LifeSci Healthcare Fund Class C	Return Before Taxes	54.32%	50.80%	Nov. 29, 2019
AlphaCentric LifeSci Healthcare Fund Class I	Return Before Taxes	54.78%	51.07%	Nov. 29, 2019
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)		18.40%	20.04%
S&P Biotechnology Select Industry Total Return Index (reflects no deduction for fees, expenses or taxes)		48.10%	45.88%
S&P 500 Health Care Sector Total Return Index		13.45%	16.00%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

AlphaCentric Municipal Opportunities Fund
FUND SUMMARY: AlphaCentric Municipal Opportunities Fund
Investment Objective:
The Fund’s investment objective is to provide income exempt from federal income tax with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Municipal Opportunities Fund	AlphaCentric Municipal Opportunities Fund Class A	AlphaCentric Municipal Opportunities Fund Class C	AlphaCentric Municipal Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Municipal Opportunities Fund		AlphaCentric Municipal Opportunities Fund Class A	AlphaCentric Municipal Opportunities Fund Class C	AlphaCentric Municipal Opportunities Fund Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		17.25%	17.25%	17.25%
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		19.11%	19.86%	18.86%
Fee Waiver and/or Expense Reimbursement2	[2]	(17.00%)	(17.00%)	(17.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.11%	2.86%	1.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.25%, 1.50% and 2.25% of the Class I Shares, Class A Shares and Class C Shares, respectively, through July 31, 2022. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, July 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AlphaCentric Municipal Opportunities Fund - USD ($)	1	3	5	10
AlphaCentric Municipal Opportunities Fund Class A	679	3,915	6,302	9,877
AlphaCentric Municipal Opportunities Fund Class C	289	3,766	6,286	9,955
AlphaCentric Municipal Opportunities Fund Class I	189	3,559	6,059	9,840

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended March 31, 2021 was 143% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in municipal securities that are exempt from regular federal individual income taxes. The Fund relies on the opinion of issuer’s counsel in determining whether a security is exempt from regular federal income tax. The Fund selects investments without regard to the alternative minimum tax (AMT). Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal securities (directly or through underlying funds) that are exempt from regular federal income tax. Although municipal securities are exempt from regular federal income tax, they can generate income that is subject to the federal alternative minimum tax. The Fund may also implement an overlay strategy under which the Fund may invest in derivatives to gain exposure to sovereign debt and corporate credit entities.

The Fund invests in municipal securities issued by state governments, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds and notes, interests in municipal leases, and tax-exempt commercial paper.

A minimum of 25% of the securities held by the Fund is invested in investment grade bonds and up to 75% of the securities the Fund buys may be high-yield below investment-grade securities (also known as “junk” bonds). Of the 75% lower grade fixed income securities, the Fund may buy up to 25% of the net assets of the fund in non-rated municipal bonds. Below-investment-grade debt securities are those rated below “BBB-” by S&P Global Ratings or “Baa3” by Moody’s or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund’s Municipal Sub-Advisor (as defined below) to be comparable to securities rated below investment-grade). The Fund may buy bonds of any rating, including unrated bonds, and may invest in bonds that are in default. To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating. The Fund may invest up to 15% of the Fund’s net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.

The Fund may invest up to 50% of its net assets in structured tax advantaged income producing products such as municipal closed-end funds that may offer value based on the income produced or the premium or discount the product is valued at. These products generally contain embedded leverage of up to 45%, so their price sensitivity to interest rate or credit spread changes is generally magnified compared to unlevered municipal portfolios. Embedded leverage is the notional value in excess of the assets needed to maintain a position or the leverage employed by the underlying closed-end fund.

Due to the inherent diversification of structured products, the last listed average maturity, average duration and average ratings is used to calculate its effects on the overall fund statistics. The Fund does not limit its investments to securities of a particular maturity range or duration, and may hold securities short- or long-term, or of negative duration.

The Fund can invest in the inverse floater residual certificates of Tender Option Bond Trusts (“TOB Residuals”), a variable rate obligation and form of derivative, to seek increased income and return. The Fund’s investment in inverse floaters entails a degree of economic leverage which is the indirect leverage embedded in the investment that results in greater gains or losses on the investment without an obligation on the Fund above its initial investment. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters.

In selecting securities for the Fund, the portfolio managers look at a wide range of municipal sectors, coupons, and revenue sources for high-yield, tax-exempt municipal securities that offer high-income opportunities, might be overlooked by other investors and funds (including unrated securities or securities of smaller issuers), or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

SWBC Investment Company, the Fund’s municipal bond sub-advisor (the “Municipal Sub-Advisor”), uses a relative value approach to profit from investment opportunities within the municipal securities market. The Municipal Sub-Advisor seeks to invest in undervalued securities in order to capitalize on price appreciation and generate cash flows.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Overlay Strategy

The Fund’s overlay strategy seeks risk-adjusted returns over time and is based on the technical analysis of market prices to determine market trends. The overlay strategy is not a hedging strategy. Mount Lucas Management LP, the Fund’s sub-advisor responsible for the overlay strategy (“Mount Lucas” or the “Overlay Sub-Advisor”) applies proprietary quantitative, momentum-driven investment models to invest the Fund’s assets under two mandates: Fixed Income Trend Mandate and Fixed Income Credit Mandate. This approach seeks to react to a wide range of market conditions, capture generally uncorrelated investment returns and provide a diversifying fixed income strategy to the Fund. Under the Fixed Income Trend Mandate, the Overlay Sub-Advisor uses its proprietary quantitative trend-following models to invest in either long or short U.S. and foreign government bond futures possessing attractive price momentum characteristics. The Fixed Income Credit Mandate uses its proprietary quantitative trend-following models to invest in credit default swap indices, to gain either long or short exposure to a broad basket of high yield and investment grade corporate credit entities which possess attractive price momentum characteristics.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Credit Default Swaps Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

Derivative Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based. Foreign futures markets may be subject to fewer regulations, fewer investor protections, and may have less liquidity than domestic futures markets.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. While interest rates are at historic lows, a heightened risk to the Fund is posed by the greater potential for rising interest rates to the extent the Fund’s portfolio includes longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Legislative Risk. Legislative changes can adversely affect the value of the Fund’s portfolio. Legal, tax and other regulatory changes can be expected to occur over time that may adversely affect the Fund. The regulatory environment with respect to investment funds and their managers is evolving, and changes in regulations that affect investment funds and asset managers may result in an adverse effect on the value of the investments made by the Fund and on the ability of the Fund to pursue its investment objectives. In addition, the securities and futures markets are subject to comprehensive statutes and regulations and the authority of SEC and CFTC with regard to such matters was greatly augmented by the Dodd-Frank Act. Securities and commodities regulators in the United States and elsewhere and self-regulatory organizations are authorized to take extraordinary actions in times of market crisis and this could have an adverse effect on the Fund. The U.S. Congress and the governing bodies of non-U.S. jurisdictions may periodically consider certain legislation impacting greater regulation of the investment fund industry, such as certain changes under the Dodd-Frank Act that the SEC is in the process of implementing with regard to the registration of, or reporting by, investment advisers. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, or the Sub-Advisors, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future. Any such regulation could have a material adverse effect on the Fund’s performance. In addition, there is a risk that there could be changes in legislation at the federal or state level which could affect the ability of states and municipal issuers to declare bankruptcy. Currently, there are statutory prohibitions in numerous jurisdictions against such occurrence and even in the absence of express prohibition there are significant legal and practical restrictions on such an option. However, there is increasing discussion of changing the law in this area. Any such change in law, or even the specter of the possibility of such change in law, could have an adverse effect on the municipal bond market as a whole and the Fund in particular.

Leverage Risk. The Fund’s strategy relies on the use of actual and economic leverage. Using derivatives like futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The purchase of closed end municipal bond funds could also add leverage as many of these funds have embedded leverage. Inverse floaters also can be used to add leverage, as would borrowings. The Fund’s use of a line of credit is direct leverage. The embedded borrowing of municipal closed-end funds is indirect, or embedded, leverage. Inverse floaters and the futures and swaps used in the overlay strategy is economic leverage. The use of leverage exposes the Fund to additional levels of risk including (i) greater losses from positions than would otherwise have been the case had the Fund not borrowed to take the positions, (ii) margin calls or changes in margin requirements on the municipal bonds or the futures contracts or credit default swaps used by the overlay may force premature liquidations of positions and (iii) losses on positions where the positions fail to earn a return that equals or exceeds the Fund’s cost of leverage related to such positions. In case of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Overlay Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually constructed based on data supplied by third parties, the success of the Overlay Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Municipal Market Risk. The municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Municipals essentially cannot be shorted or be the subject of standard repurchase agreements, and any interest or other expenses incurred for their purchase cannot be deducted for U.S. federal income tax purposes. What is issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt in the U.S. The municipal market is also still predominantly a retail buyer-driven market which impacts supply-demand fundamentals for the market. This is particularly evident with fund flows into mutual funds which in the past have been very sensitive to “headline” risk. For these reasons, it is subject to very different supply-demand fundamentals than those of the securities underlying the futures used in the overlay’s interest rate strategy. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. Some bonds in the municipal market are insured by private companies. Changes in market conditions affecting the bonds insured, the availability of capacity of such private insurance companies to insure, or the downgrade or insolvency of any or all of such insurers could have a negative impact on the municipal market and the Fund’s performance. The Municipal Sub-Advisors will rely on the issuer’s counsel’s tax opinions on the exemption of a security’s interest income from federal taxation. At times, the tax-exempt nature of a municipal bond’s interest income is challenged or denied by the Internal Revenue Service. Were this to occur for a security held by the Fund, there could be a significant loss of value in that security.

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, tax laws are subject to change. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Overlay Risk. The overlay is expected to help mitigate interest rate and credit spread risks. Generally, hedging is a strategy in which the Fund uses a derivative or other type of security to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s incorporating an interest rate and credit spread overlay strategy will reduce overall risk or mitigate changes in value of the municipal securities. In addition, the overlay strategy may increase overall interest rate risk or credit risk in certain markets, increasing the volatility of the Fund. The overlay strategy is not required to hedge interest rate or credit spread risk and may not do so in certain market environments.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Tax Reform Risk on Municipals. Municipal bonds are appealing to many investors, both retail and institutional, due to the federal (and state) tax preference on their interest income. Changes to the tax code could change the desirability and value of municipal bonds versus alternatives and hence the value of the bonds in the Fund’s portfolio. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment in the U.S. may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio.

Tender Option Bonds Risk. The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Turnover Risk. Increased portfolio turnover causes the Fund to incur higher transactional and brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

US Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Volatility Risk. Using derivatives that can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Performance:

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception. Although Class C and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares are different from Class A shares because Class C and Class I shares have different expenses than Class A shares. The accompanying table shows how the Fund’s average annual returns compare over time with those of a broad-based market index. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-844-ACFUNDS (844-223-8637).

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year since inception.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 4.23% (quarter ended December 31, 2020), and the lowest return for a quarter was 0% (quarter ended March 31, 2020). The Fund’s Class Shares A year-to-date return for the period ended June 30, 2021 was 3.29%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric Municipal Opportunities Fund	Label	1 Year
AlphaCentric Municipal Opportunities Fund Class A	Return Before Taxes	2.25%
AlphaCentric Municipal Opportunities Fund Class A | After Taxes on Distributions		1.56%
AlphaCentric Municipal Opportunities Fund Class A | After Taxes on Distributions and Sales		1.32%
AlphaCentric Municipal Opportunities Fund Class C	Return Before Taxes	7.36%
AlphaCentric Municipal Opportunities Fund Class I	Return Before Taxes	7.60%
Bloomberg Barclays Municipal Bond Index Total Return Value Unhedged USD (reflects no deduction for fees, expenses or taxes)		5.21%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

AlphaCentric Premium Opportunity Fund
FUND SUMMARY: ALPHACENTRIC PREMIUM OPPORTUNITY FUND
Investment Objective:
The Fund’s objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Premium Opportunity Fund	AlphaCentric Premium Opportunity Fund Class A	AlphaCentric Premium Opportunity Fund Class C	AlphaCentric Premium Opportunity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Premium Opportunity Fund		AlphaCentric Premium Opportunity Fund Class A	AlphaCentric Premium Opportunity Fund Class C	AlphaCentric Premium Opportunity Fund Class I
Management Fees		1.75%	1.75%	1.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Interest Expense		0.01%	0.01%	0.01%
Remaining Other Expenses		0.30%	0.30%	0.30%
Other Expenses		0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		2.39%	3.14%	2.14%
Fee Waiver and/or Expense Reimbursement2	[2]	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.33%	3.08%	2.08%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes and, extraordinary expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2022. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, July 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AlphaCentric Premium Opportunity Fund - USD ($)	1	3	5	10
AlphaCentric Premium Opportunity Fund Class A	798	1,272	1,772	3,140
AlphaCentric Premium Opportunity Fund Class C	311	963	1,639	3,444
AlphaCentric Premium Opportunity Fund Class I	211	644	1,144	2,468

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended March 31, 2021 was 9% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in long and short futures and call and put options on futures on the S&P 500 Index (the “Index”); futures contracts on the Cboe Volatility Index; and cash and cash equivalents, including money market funds and treasury securities. The Fund may also invest in securities that represent the return of a securities index (such as exchange traded funds like the SPDR Trust Series I units); volatility exchange traded funds; and income securities of any maturity or credit quality, and investment companies that invest in such income securities (including affiliated and unaffiliated investment companies). Lower quality fixed income securities are commonly referred to as “junk” bonds.

The Fund’s strategy employs a rules-based program that seeks to achieve its investment objective in three ways: (1) the Fund collects premiums on options it sells; (2) the Fund may enter into positions designed to hedge or profit from either an increase or a decrease in Index volatility; and (3) the Fund may increase or decrease the balance of puts and calls and futures based on market direction.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable, and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Affiliated Investment Company Risk. A Fund may invest in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating a Fund’s assets among the Affiliated Funds. The Advisor will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Affiliated Funds.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk. The successful use of futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to reduce the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging at all times and may choose not to do so.

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the Fund’s options-based strategy. This strategy involves the sale and purchase of call and put options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. As a seller (writer) of a put option, the Fund will lose money if the value of the underlying reference instrument falls below the strike price. As a seller (writer) of a call option, the Fund will lose money if the value of the underlying reference instrument rises above the strike price. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk and tracking risk.

Regulatory Risk: Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Volatility Risk. Using derivatives that can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Performance:

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class I shares for each full calendar year since the Fund’s inception. Although Class A and C shares have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and C shares are different from Class I shares because Class A and C shares have different expenses than Class I shares. The accompanying table shows how the Fund’s average annual returns compare over time to those of a broad-based market index. Sales charges are reflected in the information shown below in the table. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information and daily NAV is available at no cost by calling 1-844-ACFUNDS (844-223-8637). The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The performance information prior to September 30, 2016 set forth below reflects the historical performance of the Predecessor Fund shares.

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class I shares for each full calendar year since the Fund’s inception.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended March 31, 2020), and the lowest return for a quarter was (12.25)% (quarter ended March 31, 2018). The Fund’s Class I year-to-date return for the period ended June 30, 2021 was 4.43%.

The following table shows the average annual returns for the Fund and Predecessor Fund which includes all of its actual fees and expenses over various periods ended December 31, 2020. The Predecessor Fund did not have a distribution policy. It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Predecessor Fund.

Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric Premium Opportunity Fund	1 Year	5 Years	Since Inception	Since Inception	Inception Date
AlphaCentric Premium Opportunity Fund Class I	27.92%	8.96%		11.29%	Sep. 01, 2011
AlphaCentric Premium Opportunity Fund Class I | After Taxes on Distributions	27.17%	8.66%		11.12%
AlphaCentric Premium Opportunity Fund Class I | After Taxes on Distributions and Sales	16.93%	7.02%		9.32%
AlphaCentric Premium Opportunity Fund Class A	20.22%		8.12%		Sep. 30, 2016
AlphaCentric Premium Opportunity Fund Class C	26.66%		8.99%		Sep. 30, 2016
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)			16.05%	15.17%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other share classes will vary.

AlphaCentric Robotics and Automation Fund
FUND SUMMARY: ALPHACENTRIC ROBOTICS AND AUTOMATION FUND
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Robotics and Automation Fund	AlphaCentric Robotics and Automation Fund Class A	AlphaCentric Robotics and Automation Fund Class C	AlphaCentric Robotics and Automation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Robotics and Automation Fund		AlphaCentric Robotics and Automation Fund Class A	AlphaCentric Robotics and Automation Fund Class C	AlphaCentric Robotics and Automation Fund Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		2.10%	2.85%	1.85%
Fee Waiver and/or Expense Reimbursement2	[1]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	2.40%	1.40%
[1]	The Fund’s Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation) at 1.65%, 2.40% and 1.40% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2022. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Fund.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, July 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AlphaCentric Robotics and Automation Fund - USD ($)	1	3	5	10
AlphaCentric Robotics and Automation Fund Class A	733	1,154	1,600	2,833
AlphaCentric Robotics and Automation Fund Class C	243	841	1,464	3,144
AlphaCentric Robotics and Automation Fund Class I	143	538	959	2,132

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended March 31, 2021 was 125% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. and foreign common stock of companies involved in innovative and breakthrough technologies across multiple sectors. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in companies involved in robotics-related and/or automation-related products and/or services. The Fund’s portfolio is composed of companies with game changing technologies in sectors such as manufacturing, infrastructure, transportation, energy, healthcare, information technology, media and communications. The Fund concentrates its investments (i.e., invest more than 25% of its assets) in the machinery and electrical equipment industries, collectively. The Fund expects to invest primarily in developed markets but may also invest in emerging markets. The Fund may invest in any company with a market capitalization over $50 million.

The Fund’s investment sub-advisor, Contego Capital Group, Inc (the “Sub-Advisor”) employs proprietary bottom up research to identify companies worldwide with innovation technologies and potential for long-term outperformance. After such innovative companies are identified, the companies are screened and only those companies meeting the Sub-Advisor’s quantitative criteria are considered for investment. Companies are sold when the initial growth potential is no longer foreseeable.

When it deems appropriate, the Sub-Advisor may endeavor to hedge market risk by investing in inverse (short) exchange-traded funds (“ETFs”), market volatility-linked ETFs, and invest in cash and cash equivalents. These ETFs may be leveraged ETFs, which are designed to produce daily returns (before fees and expenses) that are a multiple of a reference index or asset.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Cash or Cash Equivalents Risk. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Foreign Investment Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Hedging Risk. Hedging is a strategy in which the Fund uses a security to reduce the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective and the Fund’s hedging strategy may cause the Fund to lose money. The Fund is not required to use hedging and may choose not to do so.

Industry Concentration Risk. A fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Machinery and Electrical Equipment Industry Risk. The machinery and electrical equipment industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Volatility-Linked ETFs Risk. ETFs that are linked to market volatility have the risks associated with investing in futures. The ETF’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the ETF to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Micro Capitalization Companies. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Robotics and Automation Companies Risk. The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of robotics and automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

o	Communications Sector Risk. Companies in the communications sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition.

o	Energy Sector Risk. Companies in the energy sector may be adversely affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

o	Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

o	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.
o	Infrastructure Sector Risk. Companies in the infrastructure sector are subject to risks that can negatively impact their revenues and viability including, but not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

o	Manufacturing Sector Risk. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

o	Media Sector Risk. Companies engaged in design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, competition in the industry and the potential for increased government regulation.

o	Transportation Sector Risk. Companies in the transportation sector can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Medium Capitalization Stock Risk. To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Turnover Risk. Increased portfolio turnover causes the Fund to incur higher transactional and brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Volatility Risk. Using derivatives that can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Performance:

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year. Although Class C and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares are different from Class A shares because Class C and Class I shares have different expenses than Class A shares. The accompanying table shows how the Fund’s average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-844-ACFUNDS (844-223-8637).

The bar chart shown below provides an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 31.88% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.01)% (quarter ended December 31, 2018). The Fund’s Class A year-to-date return for the period ended June 30, 2021 was 5.94%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric Robotics and Automation Fund	Label	1 Year	Since Inception	Inception Date
AlphaCentric Robotics and Automation Fund Class A	Return Before Taxes	31.87%	15.38%	May 31, 2017
AlphaCentric Robotics and Automation Fund Class A | After Taxes on Distributions		31.87%	14.75%
AlphaCentric Robotics and Automation Fund Class A | After Taxes on Distributions and Sales		18.87%	11.84%
AlphaCentric Robotics and Automation Fund Class C	Return Before Taxes	38.90%	16.43%	May 31, 2017
AlphaCentric Robotics and Automation Fund Class I	Return Before Taxes	40.26%	17.60%	May 31, 2017
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)		18.40%	15.35%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)		16.82%	12.32%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

AlphaCentric Symmetry Strategy Fund
FUND SUMMARY: ALPHACENTRIC SYMMETRY STRATEGY FUND
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 111 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 61 and Waiver of Up-Front Sales Charge on Class A Shares on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Symmetry Strategy Fund	AlphaCentric Symmetry Strategy Fund Class A	AlphaCentric Symmetry Strategy Fund Class C	AlphaCentric Symmetry Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Symmetry Strategy Fund		AlphaCentric Symmetry Strategy Fund Class A	AlphaCentric Symmetry Strategy Fund Class C	AlphaCentric Symmetry Strategy Fund Class I
Management Fees		1.35%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Interest Expense		0.02%	0.02%	0.02%
Remaining Other Expenses		1.01%	1.01%	1.01%
Other Expenses		1.03%	1.02%	1.03%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		2.70%	3.44%	2.45%
Fee Waiver and/or Expense Reimbursement2		(0.76%)	(0.75%)	(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.94%	2.69%	1.69%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, July 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AlphaCentric Symmetry Strategy Fund - USD ($)	1	3	5	10
AlphaCentric Symmetry Strategy Fund Class A	761	1,297	1,859	3,380
AlphaCentric Symmetry Strategy Fund Class C	272	987	1,724	3,671
AlphaCentric Symmetry Strategy Fund Class I	172	691	1,237	2,729

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended March 31, 2021 was 121% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment sub-advisor, Mount Lucas Management LP (the “Sub-Advisor”), seeks to achieve the Fund’s investment objective by employing two complementary strategies:

●	Traditional Component Strategy

●	Alternative Component Strategy

The Traditional Component Strategy seeks to capture returns that have been historically associated with risk premiums for investing in equity and debt securities. Risk premiums are the difference between the expected return on an investment and the return on a risk-free investment. The Sub-Advisor executes this strategy by investing in: (A) common stocks, and (B) exchange traded funds (“ETFs”) that hold (i) preferred stock, (ii) corporate bonds, (iii) corporate loans, (iv) dividend paying common stock, (v) emerging market securities, (vi) sovereign debt, (vii) income producing mortgage REITS, (viii) convertible bonds, (ix) municipal bonds, (x) inflation linked bonds, (xi) credit default linked instruments, and (xii) equity linked contracts. The Sub-Advisor expects this strategy to benefit from periods of economic growth.

The Alternative Component Strategy seeks to capture returns from, what the Sub-Advisor believes, are short term dislocations in currency, interest rate and commodity markets. The Sub-Advisor executes this strategy by investing in: (A) futures contracts, (B) forward contracts, (C) swap contacts, and (D) options on futures contracts. The Sub-Advisor expects this strategy to benefit from periods of economic uncertainty and risk. The Fund segregates the full notional amount of any written credit default swap to cover its obligations. The Sub-Advisor uses a quantitative investment process for selecting portfolios of securities primarily in, but not limited to, the U.S., Europe, and Japan.

The Sub-Advisor invests without restriction as to capitalization, country, credit quality, and debt maturity. The Fund may invest in below investment grade debt instruments (commonly known as junk bonds) including securities that are in default. The Sub-Advisor invests up to 80% of Fund assets under the Traditional Component Strategy and invests up to 50% of Fund assets under the Alternative Component Strategy. The Sub-Advisor adjusts allocations between the strategies based on its view of expected returns. Within each strategy, the Sub-Advisor adjusts allocations between instruments based on its view of expected returns and each strategy if focused on a type of risk premium (either price risk premium or capital risk premium).

The Sub-Advisor executes a portion of the Alternative Component Strategy by investing up to 25% of Fund assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is designed to enhance the ability of the Fund to obtain exposure to the commodities market through commodity linked investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value (“NAV”) and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geological and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Default Swap Index Products Risk: Credit default swap index products (“CDSIP”) are typically two-party financial contracts that transfer the credit exposure of the constituents of an index between the two parties (for example, between an exchange and the Fund). Under a typical CDSIP, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDSIP involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing a Fund’s total return. Credit risk may be substantial for the Fund.

Derivatives Risk. Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

ETF Risk. The ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Sub-Advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The Fund has exposure to LIBOR-linked investments, and anticipates that LIBOR will be phased out by the end of 2021. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies and potential for short-term and long-term market instability. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of preferred and debt securities with floating or fixed-to-floating rate coupons.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk. A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Forward and Futures Contract Risk. The successful use of forwards and futures contracts draws upon the Advisor’s and Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor and Sub-Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such bonds, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be desirable.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by

1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. While interest rates are at historic lows, a heightened risk to the Fund is posed by the greater potential for rising interest rates to the extent the Fund’s portfolio includes longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Advisor’s and Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, tax laws are subject to change. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. Because they are unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Preferred Stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Sovereign Debt Risk. The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Taxation Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Risk. Increased portfolio turnover causes the Fund to incur higher transactional and brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Volatility Risk. Using derivatives that can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. Shareholders of the Fund will indirectly be subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Performance:

The Fund acquired all of the assets and liabilities of MLM Symmetry Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s Sub-Advisor was the adviser to the Predecessor Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Predecessor Fund’s inception. Although Class A, and Class C shares have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A, and Class C shares are different from Class I shares because Class A, and Class C shares have different expenses than Class I shares. The performance table compares the performance of the Fund’s shares over time to those of a broad-based market index and a blended index. You should be aware that the Fund’s and Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund’s performance provided below for periods prior to the commencement of the Fund’s operations is that of the Predecessor Fund, which includes all of the Predecessor Fund’s gross fees and expenses over various periods ended December 31, 2019, as adjusted to include the applicable sales loads of each class of Shares of the Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance would have been lower. The Predecessor Fund did not have a distribution policy. It was a limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Predecessor Fund prior to its operations as the Fund. The Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected.

The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Predecessor Fund’s inception.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 9.89% (quarter ended December 31, 2020), and the lowest return for a quarter was (11.28)% (quarter ended March 31, 2020). The Fund’s Class I shares year-to-date returns for the period ended June 30, 2021 was 14.07%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - AlphaCentric Symmetry Strategy Fund		Label	1 Year		5 Years		Since Inception		Inception Date
AlphaCentric Symmetry Strategy Fund Class A		Return Before Taxes	(9.68%)	[1]	(2.30%)	[1]	0.64%	[1]	Sep. 01, 2014
AlphaCentric Symmetry Strategy Fund Class C		Return Before Taxes							Sep. 01, 2014
AlphaCentric Symmetry Strategy Fund Class I		Return Before Taxes	(2.61%)	[2]	(1.36%)	[2]	1.46%	[2]	Sep. 01, 2014
AlphaCentric Symmetry Strategy Fund Class I | After Taxes on Distributions	[2]		(3.04%)
AlphaCentric Symmetry Strategy Fund Class I | After Taxes on Distributions and Sales	[2]		(1.31%)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[3]		0.67%		1.20%		0.95%
MSCI World/Barclays US Aggregate Bond Blended Index (reflects no deduction for fees, expenses or taxes)			12.23%		8.11%		6.00%
[1]	Includes the effect of the maximum sales load.
[2]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[3]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

Updated performance information and daily net asset value per share are available at no cost by calling toll-free 1-844-223-8637.